UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

Davis Variable Account Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO
MARCH 31, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (98.04%)

   AUTOMOTIVE - (0.89%)
        69,100      AutoZone, Inc.*.................................................................... $     5,921,870

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (11.53%)
       186,000      Fifth Third Bancorp................................................................       7,995,210
       326,100      Golden West Financial Corp. .......................................................      19,729,050
     1,437,518      HSBC Holdings PLC..................................................................      22,737,500
       162,000      Lloyds TSB Group PLC, ADR..........................................................       5,875,740
        28,100      State Street Corp. ................................................................       1,228,532
       322,800      Wells Fargo & Co. .................................................................      19,303,440
                                                                                                        ---------------
                                                                                                             76,869,472
                                                                                                        ---------------
   BUILDING MATERIALS - (1.53%)
        92,600      Martin Marietta Materials, Inc. ...................................................       5,178,192
        87,800      Vulcan Materials Co. ..............................................................       4,989,674
                                                                                                        ---------------
                                                                                                             10,167,866
                                                                                                        ---------------
   BUSINESS SERVICES - (2.13%)
        94,400      D&B Corp.*.........................................................................       5,800,880
       291,400      Iron Mountain Inc.*................................................................       8,403,976
                                                                                                        ---------------
                                                                                                             14,204,856
                                                                                                        ---------------
   CABLE TELEVISION - (3.75%)
       748,400      Comcast Corp., Special Class A*....................................................      25,026,496
                                                                                                        ---------------
   CONSUMER PRODUCTS - (5.32%)
       542,500      Altria Group, Inc. ................................................................      35,474,075
                                                                                                        ---------------
   DISCOUNT RETAILER - (3.03%)
       455,700      Costco Wholesale Corp. ............................................................      20,167,004
                                                                                                        ---------------
   DIVERSIFIED COMMERCIAL SERVICES - (0.45%)
       986,400      Rentokil Initial PLC. .............................................................       3,019,757
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (4.23%)
       835,058      Tyco International Ltd. ...........................................................      28,224,960
                                                                                                        ---------------
   DIVERSIFIED OPERATIONS - (0.10%)
       279,000      China Merchants Holdings International Co., Ltd. ..................................         547,308
        56,600      Cosco Pacific Ltd. ................................................................         123,005
                                                                                                        ---------------
                                                                                                                670,313
                                                                                                        ---------------
   E-COMMERCE/SERVICES - (0.46%)
       138,200      IAC/InterActiveCorp*...............................................................       3,068,731
                                                                                                        ---------------
   ENERGY - (10.93%)
       182,371      ConocoPhillips.....................................................................      19,666,889
       334,000      Devon Energy Corp. ................................................................      15,948,500
       285,000      EOG Resources, Inc. ...............................................................      13,890,900
       241,800      Occidental Petroleum Corp. ........................................................      17,208,906
       119,500      Transocean Inc.*...................................................................       6,149,470
                                                                                                        ---------------
                                                                                                             72,864,665
                                                                                                        ---------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (Continued)
MARCH 31, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (Continued)

   FINANCIAL SERVICES - (18.34%)
       846,700      American Express Co. .............................................................. $    43,494,979
       422,833      Citigroup Inc. ....................................................................      19,002,115
       229,000      H&R Block, Inc. ...................................................................      11,582,820
       552,648      JPMorgan Chase & Co. ..............................................................      19,121,621
       173,800      Loews Corp. .......................................................................      12,781,252
       100,100      Moody's Corp. .....................................................................       8,094,086
       188,500      Providian Financial Corp.*.........................................................       3,234,660
        73,100      Takefuji Corp. ....................................................................       4,921,962
                                                                                                        ---------------
                                                                                                            122,233,495
                                                                                                        ---------------
   FOOD/BEVERAGE & RESTAURANT - (3.36%)
       158,000      Diageo PLC, ADR....................................................................       8,990,200
       209,140      Heineken Holding NV, Class A.......................................................       6,460,511
       115,400      Hershey Foods Corp. ...............................................................       6,977,084
                                                                                                        ---------------
                                                                                                             22,427,795
                                                                                                        ---------------
   HEALTH CARE - (4.26%)
       152,200      Cardinal Health, Inc. .............................................................       8,492,760
        99,600      Eli Lilly and Co. .................................................................       5,189,160
       218,300      HCA Inc. ..........................................................................      11,694,331
        65,000      Novartis AG, Registered............................................................       3,032,482
                                                                                                        ---------------
                                                                                                             28,408,733
                                                                                                        ---------------
   INDUSTRIAL - (2.95%)
       378,500      Sealed Air Corp.*..................................................................      19,659,290
                                                                                                        ---------------
   INSURANCE BROKERS - (1.68%)
       199,100      Aon Corp. .........................................................................       4,547,444
       217,500      Marsh & McLennan Cos, Inc. ........................................................       6,616,350
                                                                                                        ---------------
                                                                                                             11,163,794
                                                                                                        ---------------
   INVESTMENT FIRMS - (0.83%)
        96,600      Morgan Stanley.....................................................................       5,530,350
                                                                                                        ---------------
   LIFE INSURANCE - (0.53%)
        61,800      Principal Financial Group, Inc. ...................................................       2,378,682
        35,900      Sun Life Financial Inc. ...........................................................       1,168,186
                                                                                                        ---------------
                                                                                                              3,546,868
                                                                                                        ---------------
   MANUFACTURING - (0.02%)
         2,000      Hunter Douglas NV..................................................................         100,800
                                                                                                        ---------------
   MEDIA - (1.80%)
       124,700      Lagardere S.C.A. ..................................................................       9,440,283
        44,600      WPP Group PLC, ADR.................................................................       2,531,050
                                                                                                        ---------------
                                                                                                             11,971,333
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (3.79%)
       455,537      American International Group, Inc. ................................................      25,241,305
                                                                                                        ---------------


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (Continued)
MARCH 31, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (Continued)

   PROPERTY/CASUALTY INSURANCE - (8.16%)
           365      Berkshire Hathaway Inc., Class A*.................................................. $    31,755,000
            42      Berkshire Hathaway Inc., Class B*..................................................         119,952
        25,400      Chubb Corp. .......................................................................       2,013,458
         2,100      Markel Corp.*......................................................................         724,941
       215,700      Progressive Corp. (Ohio)...........................................................      19,792,632
                                                                                                        ---------------
                                                                                                             54,405,983
                                                                                                        ---------------
   PUBLISHING - (0.57%)
        47,700      Gannett Co., Inc. .................................................................       3,772,116
                                                                                                        ---------------
   REAL ESTATE - (1.50%)
       244,600      Centerpoint Properties Trust.......................................................      10,028,600
                                                                                                        ---------------
   REINSURANCE - (1.45%)
       145,937      Transatlantic Holdings, Inc. ......................................................       9,663,948
                                                                                                        ---------------
   TECHNOLOGY - (3.06%)
       153,800      Hewlett-Packard Co. ...............................................................       3,374,372
       130,800      Lexmark International, Inc., Class A*..............................................      10,460,076
       272,100      Microsoft Corp. ...................................................................       6,575,297
                                                                                                        ---------------
                                                                                                             20,409,745
                                                                                                        ---------------
   TELECOMMUNICATIONS - (0.73%)
       131,000      Nokia Oyj, ADR.....................................................................       2,021,330
       142,900      SK Telecom Co., Ltd., ADR..........................................................       2,817,988
                                                                                                        ---------------
                                                                                                              4,839,318
                                                                                                        ---------------
   TRANSPORTATION - (0.66%)
        60,600      United Parcel Service, Inc., Class B...............................................       4,408,044
                                                                                                        ---------------

                             Total Common Stock - (identified cost $524,860,153).......................     653,491,582
                                                                                                        ---------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - (Continued)
MARCH 31, 2005 (Unaudited)

=======================================================================================================================
Principal                                        Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - (1.11%)

 $   1,802,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $1,802,145
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,838,040)................................................. $     1,802,000
     1,802,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $1,802,145
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,838,040).................................................       1,802,000
     2,002,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $2,002,162
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,042,040).................................................       2,002,000
     1,788,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $1,788,144
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,823,760).................................................       1,788,000
                                                                                                        ---------------
                            Total Short Term Investments - (identified cost $7,394,000)................       7,394,000
                                                                                                        ---------------

                        Total Investments - (99.15%) - (identified cost $532,254,153) - (a)............     660,885,582
                        Other Assets Less Liabilities - (0.85%)........................................       5,678,009
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   666,563,591
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $533,437,646. At March 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $   141,250,483
                        Unrealized depreciation........................................................     (13,802,547)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $   127,447,936
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO
MARCH 31, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (92.40%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (13.90%)
       150,400      Commerce Bancorp, Inc. ............................................................ $     4,883,488
        90,400      Golden West Financial Corp. .......................................................       5,469,200
        84,900      Wells Fargo & Co. .................................................................       5,077,020
                                                                                                        ---------------
                                                                                                             15,429,708
                                                                                                        ---------------
   BUSINESS SERVICES - (2.44%)
        44,000      D&B Corp.* ........................................................................       2,703,800
                                                                                                        ---------------
   CONSUMER PRODUCTS - (2.40%)
        40,800      Altria Group, Inc. ................................................................       2,667,912
                                                                                                        ---------------
   DIVERSIFIED MANUFACTURING - (4.69%)
       154,000      Tyco International Ltd. ...........................................................       5,205,200
                                                                                                        ---------------
   FINANCIAL SERVICES - (32.07%)
       222,800      American Express Co. ..............................................................      11,445,236
       115,600      Citigroup Inc. ....................................................................       5,195,064
        52,100      H&R Block, Inc. ...................................................................       2,635,218
       104,448      JPMorgan Chase & Co. ..............................................................       3,613,901
        61,800      Loews Corp. .......................................................................       4,544,772
        66,000      Moody's Corp. .....................................................................       5,336,760
       164,700      Providian Financial Corp.*.........................................................       2,826,252
                                                                                                        ---------------
                                                                                                             35,597,203
                                                                                                        ---------------
   INDUSTRIAL - (2.02%)
        43,200      Sealed Air Corp.*..................................................................       2,243,808
                                                                                                        ---------------
   LIFE INSURANCE - (0.61%)
        25,600      China Life Insurance Co., Ltd., ADR*...............................................         680,704
                                                                                                        ---------------
   MULTI-LINE INSURANCE - (4.56%)
        91,287      American International Group, Inc. ................................................       5,058,212
                                                                                                        ---------------
   PROPERTY/CASUALTY INSURANCE - (17.88%)
             7      Berkshire Hathaway Inc., Class A*..................................................         609,000
         1,635      Berkshire Hathaway Inc., Class B*..................................................       4,669,560
       120,590      Cincinnati Financial Corp. ........................................................       5,259,533
        44,100      FPIC Insurance Group, Inc.*........................................................       1,423,548
        11,400      Markel Corp.*......................................................................       3,935,394
        43,100      Progressive Corp. (Ohio)...........................................................       3,954,856
                                                                                                        ---------------
                                                                                                             19,851,891
                                                                                                        ---------------
   REINSURANCE - (11.83%)
        29,000      Everest Re Group, Ltd. ............................................................       2,468,190
       160,937      Transatlantic Holdings, Inc. ......................................................      10,657,248
                                                                                                        ---------------
                                                                                                             13,125,438
                                                                                                        ---------------

                             Total Common Stock - (identified cost $85,209,641)........................     102,563,876
                                                                                                        ---------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO - (Continued)
MARCH 31, 2005 (Unaudited)

=======================================================================================================================
Principal                                        Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - (8.09%)

$    2,189,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $2,189,176
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,232,780)................................................. $     2,189,000
     2,189,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $2,189,176
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,232,780).................................................       2,189,000
     2,433,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $2,433,197
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,481,660).................................................       2,433,000
     2,173,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $2,173,174
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $2,216,460).................................................       2,173,000
                                                                                                        ---------------

                            Total Short Term Investments - (identified cost $8,984,000)................       8,984,000
                                                                                                        ---------------


                        Total Investments - (100.49%) - (identified cost $94,193,641) - (a)............     111,547,876
                        Liabilities Less Other Assets - (0.49%)........................................        (548,435)
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $   110,999,441
                                                                                                        ===============


*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $94,524,882. At March 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $    18,271,127
                        Unrealized depreciation........................................................      (1,248,133)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $    17,022,994
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO
MARCH 31, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (92.78%)

   APARTMENTS (REITS) - (8.97%)
        32,700      Archstone-Smith Trust.............................................................. $     1,115,397
        13,600      Camden Property Trust..............................................................         639,608
        22,900      Essex Property Trust, Inc. ........................................................       1,582,390
        76,400      United Dominion Realty Trust, Inc. ................................................       1,594,468
                                                                                                        ---------------
                                                                                                              4,931,863
                                                                                                        ---------------
   DIVERSIFIED - (3.91%)
        33,700      Forest City Enterprises, Inc., Class A.............................................       2,150,060
                                                                                                        ---------------
   DIVERSIFIED (REITS) - (9.21%)
        57,500      Cousins Properties, Inc. ..........................................................       1,487,525
        51,800      Duke Realty Corp. .................................................................       1,546,230
        29,331      Vornado Realty Trust...............................................................       2,031,758
                                                                                                        ---------------
                                                                                                              5,065,513
                                                                                                        ---------------
   FINANCIAL SERVICES (REITS) - (3.45%)
        40,100      Gramercy Capital Corp. ............................................................         781,950
        27,100      iStar Financial Inc. ..............................................................       1,115,978
                                                                                                        ---------------
                                                                                                              1,897,928
                                                                                                        ---------------
   FORESTRY (REITS) - (2.67%)
        41,100      Plum Creek Timber Co., Inc. .......................................................       1,467,270
                                                                                                        ---------------
   HOTELS & LODGING - (1.61%)
        14,700      Starwood Hotels & Resorts Worldwide, Inc. .........................................         882,441
                                                                                                        ---------------
   INDUSTRIAL - (1.57%)
       133,500      Brixton PLC........................................................................         860,280
                                                                                                        ---------------
   INDUSTRIAL (REITS) - (13.68%)
        66,466      Catellus Development Corp. ........................................................       1,771,319
        88,300      Centerpoint Properties Trust.......................................................       3,620,300
        57,400      ProLogis...........................................................................       2,129,540
                                                                                                        ---------------
                                                                                                              7,521,159
                                                                                                        ---------------
   MALLS - (1.52%)
        46,000      Liberty International PLC..........................................................         837,555
                                                                                                        ---------------
   MALLS (REITS) - (7.84%)
        55,442      General Growth Properties, Inc. ...................................................       1,890,572
        24,600      Mills Corp. .......................................................................       1,301,340
        18,500      Simon Property Group, Inc. ........................................................       1,120,730
                                                                                                        ---------------
                                                                                                              4,312,642
                                                                                                        ---------------
   OFFICE SPACE (REITS) - (22.05%)
        28,700      Alexandria Real Estate Equities, Inc. .............................................       1,847,706
        41,100      Arden Realty, Inc. ................................................................       1,391,235
         8,900      Boston Properties, Inc. ...........................................................         536,047
        47,500      Brandywine Realty Trust............................................................       1,349,000
        47,000      CarrAmerica Realty Corp. ..........................................................       1,482,850


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - (Continued)
MARCH 31, 2005 (Unaudited)

=======================================================================================================================
Shares                                           Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (Continued)

   OFFICE SPACE (REITS) - (Continued)
        62,400      Corporate Office Properties Trust.................................................. $     1,652,352
        39,000      Kilroy Realty Corp. ...............................................................       1,595,490
        40,370      SL Green Realty Corp. .............................................................       2,269,602
                                                                                                        ---------------
                                                                                                             12,124,282
                                                                                                        ---------------
   RESIDENTIAL/COMMERCIAL BUILDING - (1.06%)
        19,300      WCI Communities, Inc.*.............................................................         580,544
                                                                                                        ---------------
   SHOPPING CENTERS (REITS) - (12.18%)
        48,625      Developers Diversified Realty Corp. ...............................................       1,932,844
        31,400      Kimco Realty Corp. ................................................................       1,692,460
        26,700      Pan Pacific Retail Properties, Inc. ...............................................       1,515,225
        32,700      Regency Centers Corp. .............................................................       1,557,501
                                                                                                        ---------------
                                                                                                              6,698,030
                                                                                                        ---------------
   SPECIALTY RETAIL (REITS) - (3.06%)
        50,800      Capital Automotive REIT............................................................       1,682,242
                                                                                                        ---------------

                             Total Common Stock - (identified cost $40,666,681)........................      51,011,809
                                                                                                        ---------------
PREFERRED STOCK - (0.23%)

        APARTMENTS (REITS) - (0.23%)
         2,000      Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ..............................          72,500
         1,600      Equity Residential, 8.60%, Series D, Cum. Pfd. ....................................          42,440
           400      Equity Residential, 9.125%, Series C, Cum. Pfd. ...................................          10,462
                                                                                                        ---------------

                              Total Preferred Stock - (identified cost $113,921)....................            125,402
                                                                                                        ---------------


DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - (Continued)
MARCH 31, 2005 (Unaudited)

=======================================================================================================================
Principal                                        Security                                                      Value
-----------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - (6.75%)

$      905,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $905,073
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $923,100)................................................... $       905,000
       905,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $905,073
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $923,100)...................................................         905,000
     1,006,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.91%,
                        04/01/05, dated 03/31/05, repurchase value of $1,006,081
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $1,026,120).................................................       1,006,000
       898,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.89%,
                        04/01/05, dated 03/31/05, repurchase value of $898,072
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $915,960)...................................................         898,000
                                                                                                        ---------------

                             Total Short Term Investments - (identified cost $3,714,000)...............       3,714,000
                                                                                                        ---------------


                        Total Investments - (99.76%) - (identified cost $44,494,602) - (a).............      54,851,211
                        Other Assets Less Liabilities - (0.24%)........................................         132,112
                                                                                                        ---------------
                             Net Assets - (100.00%).................................................... $    54,983,323
                                                                                                        ===============

*Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $44,498,436. At March 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

                        Unrealized appreciation........................................................ $    10,557,080
                        Unrealized depreciation........................................................        (204,305)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $    10,352,775
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

	 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  May 26,2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  May 26,2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  May 26,2005